Investments in Unconsolidated Affiliates (Net Investments In and Earnings (Loss) from Unconsolidated Affiliates) (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 04, 2013
Schedule of Equity Method Investments [Line Items]
Investment	$ 260.6	$ 254.3			$ 254.3	$ 295.1				$ 254.3	$ 295.1
Earnings from unconsolidated affiliates, net	$ 6.5	$ (72.0)	$ 2.8	$ 5.0	3.4	0.6	$ 0.3	$ (1.5)	$ (0.1)	$ (60.8)	(0.7)	$ (0.1)
Jackalope Gas Gathering Services, L.L.C.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%	50.00%								50.00%
Investment	$ 202.4	$ 202.4			202.4	232.9				$ 202.4	232.9
Earnings from unconsolidated affiliates, net	5.1				2.5					(43.4)	0.5	0.1
Difference between carrying amount and underlying equity	0.9	$ 0.9								0.9
Amortization	$ 0.1				0.8					3.0	3.1	1.4
Equity method investment, other than temporary impairment										$ 51.4
Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.01%	50.01%								50.01%
Investment	$ 43.1	$ 36.8			36.8	36.0				$ 36.8	36.0
Earnings from unconsolidated affiliates, net	0.8				0.9					2.5	0.2	0.0
Difference between carrying amount and underlying equity	28.8	$ 29.1								29.1
Amortization	$ 0.3				0.3					$ 1.3	0.1
Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.01%	50.01%								50.01%			50.00%
Investment	$ 15.1	$ 15.1			15.1	$ 26.2				$ 15.1	26.2
Earnings from unconsolidated affiliates, net	0.6				$ 0.0					(19.9)	$ (1.4)	$ (0.2)
Difference between carrying amount and underlying equity	23.0	$ 23.4								23.4
Amortization	$ 0.4
Income (loss) from Equity Method Investments, Capital Adjustment										3.2
Equity method investment, other than temporary impairment										$ 23.4